Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Jan. 28, 2022	Sep. 03, 2021	Feb. 03, 2023	Jan. 28, 2022	Jan. 29, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Disclosure
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act, we provide the following disclosure regarding executive compensation for our principal executive officer, or PEO, and our non-PEO named executive officers and the Company’s performance for our three most recent fiscal years, referred to as the covered years. The Compensation Committee and the Board did not consider the pay versus performance disclosure below in making pay decisions for any of the years presented. See “Compensation Discussion and Analysis” for information about the pay decisions made with respect to NEO compensation for each of those years.
							Value of initial fixed $100 investment based on:
Fiscal year	Summary compensation table total for first PEO	Summary compensation table total for second PEO	Compensation actually paid to first PEO(7,8,9)	Compensation actually paid to second PEO(7,8,9)	Average summary compensation table total for non-PEO NEOs	Average compensation actually paid to non-PEO NEOs(7,8,9)	Total shareholder return ($)(4)	Peer group total shareholder return ($)(5)	Net income (loss) ($ in millions)	Taegis ARR ($ in millions)(6)
2023(1)	$6,597,910	N/A	$2,800,449	N/A	$3,142,217	$854,253	54.16	110.24	-114.5	261
2022(2)	$10,359,440	$8,823,750	$7,051,173	$6,981,849	$4,126,958	$2,804,394	89.45	124.92	-39.79	165
2021(3)	N/A	$7,048,587	N/A	$5,333,719	$2,774,798	$2,806,470	87.98	140.25	-21.9	55

(1)	For Fiscal 2023, Wendy K. Thomas served as the PEO and Paul M. Parrish and George B. Hanna served as the non-PEO NEOs. Ms. Thomas is referred to as the first PEO in the table.
(2)
For Fiscal 2022, Michael R. Cote, referred to as the second PEO in the table, served as the PEO through September 3, 2021 on which date he was succeeded as PEO by Ms. Thomas. Ms. Thomas served as a non-PEO NEO prior to that date, but Ms. Thomas’s compensation as PEO for Fiscal 2022 is the only compensation shown for her in the table for that fiscal year. Excluding Ms. Thomas’s service as a non-PEO NEO for a portion of Fiscal 2022, Mr. Parrish was the sole non-PEO NEO for Fiscal 2022.

(3)
For Fiscal 2021, Mr. Cote served as the PEO, and Ms. Thomas and Mr. Parrish served as the non-PEO NEOs. For more information regarding Mr. Cote’s compensation represented in this table, please refer to the Compensation Discussion and Analysis section in the Company’s proxy statement for Fiscal 2022.

(4)
The cumulative total shareholder return, or TSR, for the Company is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and at the beginning of the measurement period, by the Company’s share price at the beginning of the measurement period. Each of these percentage changes was applied to a deemed fixed investment of $100 at the beginning of the measurement period to produce the covered year-end values of such investment as of the end of Fiscal 2023, 2022 and 2021.

(5)
Peer group total shareholder return represents the total shareholder return of the PureFunds ISE Cyber Security ETF Index, a published industry index which we present in the stock performance graph required by Item 201(e) of Regulation S-K included in our annual report on Form 10-K for Fiscal 2023.

(6)
We determined Taegis annual recurring revenue, or ARR, to be the most important financial performance measure used to link compensation actually paid to our PEO and average compensation actually paid to our non-PEO NEOs to Company performance for Fiscal 2023. Taegis ARR represents recurring revenue derived from Taegis subscription contracts. Because the Company uses recurring revenue as the leading indicator of future annual revenue, recurring revenue includes operational backlog. Operational backlog is defined as the recurring revenue associated with pending contracts, which are contracts that have been sold but for which the service period has not yet commenced.

(7)	Grant date fair values of stock awards reported in the SCT are calculated based on the following:
•
for time-based RSUs, the closing price of the Class A common stock on the grant date as reported on Nasdaq (or on the trade date immediately preceding the grant date, if the grant date occurs on a non-trading day);

•	for performance-based RSUs, the closing price of the Class A common stock on the accounting grant date as reported on Nasdaq, assuming target performance; and
•	for stock options, a Black-Scholes valuation based on a grant date closing price of the Class A common stock as reported on Nasdaq.
(8)	At each fiscal year-end, adjustments to previous stock award fair values are calculated based on the following:
•	for time-based RSUs, the closing price of the Class A common stock on the last day of the fiscal year, as reported on Nasdaq;
•
for performance-based RSUs, the closing price of the Class A common stock on the last day of the fiscal year, as reported on Nasdaq and the related accrued performance modifier as of fiscal year-end; and

•	for stock options, a Black-Scholes valuation based on the grant date closing price of the Class A common stock as reported on Nasdaq.
(9)	Adjustments to stock awards for each vesting date are calculated based on the following:
•	for time-based RSUs, the closing price of the Class A common stock on the trade date immediately preceding the vesting date as reported on Nasdaq;
•
for performance-based RSUs, the closing price of the Class A common stock on the trade date immediately preceding the vesting date as reported on Nasdaq and the related realized performance modifier; and

•	for stock options, a Black-Scholes valuation based on the closing price of the Class A common stock on the trade date immediately preceding the vesting date as reported on Nasdaq.
Fiscal Year (see footnotes 1, 2, 3, 7, 8 and 9 to the table above for more information)	Fiscal 2023 for First PEO $	Fiscal 2022 for First PEO $	Fiscal 2022 for Second PEO $	Fiscal 2021 for Second PEO $
PEO
SCT total compensation ($)	6,597,910	10,359,440	8,823,750	7,048,587
Less: stock award values reported in SCT for the covered year ($)	(5,521,546)	(9,538,959)	(7,535,134)	(5,863,643)
Plus: fair value for stock awards granted in the covered year ($)	4,029,051	5,893,726	5,607,078	6,458,671
Change in fair value of outstanding unvested stock awards from prior years ($)	(1,980,480)	43,212	84,507	(892,154)
Change in fair value of stock awards from prior years that vested in the covered year ($)	(324,486)	293,754	1,648	(1,417,742)
Compensation actually paid ($)	2,800,449	7,051,173	6,981,849	5,333,719
Fiscal Year (see footnotes 1, 2, 3, 7, 8 and 9 to the table above for more information)	Average Fiscal 2023	Average Fiscal 2022	Average Fiscal 2021
Non-PEO NEOs
SCT total compensation ($)	3,142,217	4,126,958	2,774,798
Less: stock award values reported in SCT for the covered year ($)	(2,396,613)	(3,442,492)	(2,032,731)
Plus: fair value for stock awards granted in the covered year ($)	1,560,544	1,938,494	2,566,690
Change in fair value of outstanding unvested stock awards from prior years ($)	(1,057,880)	47,886	251,293
Change in fair value of stock awards from prior years that vested in the covered year ($)	(394,015)	133,548	(250,994)
Compensation actually paid ($)	854,253	2,804,394	2,806,470

Company Selected Measure Name			Taegis ARR
Named Executive Officers, Footnote [Text Block]
(1)	For Fiscal 2023, Wendy K. Thomas served as the PEO and Paul M. Parrish and George B. Hanna served as the non-PEO NEOs. Ms. Thomas is referred to as the first PEO in the table.
(2)
For Fiscal 2022, Michael R. Cote, referred to as the second PEO in the table, served as the PEO through September 3, 2021 on which date he was succeeded as PEO by Ms. Thomas. Ms. Thomas served as a non-PEO NEO prior to that date, but Ms. Thomas’s compensation as PEO for Fiscal 2022 is the only compensation shown for her in the table for that fiscal year. Excluding Ms. Thomas’s service as a non-PEO NEO for a portion of Fiscal 2022, Mr. Parrish was the sole non-PEO NEO for Fiscal 2022.

(3)
For Fiscal 2021, Mr. Cote served as the PEO, and Ms. Thomas and Mr. Parrish served as the non-PEO NEOs. For more information regarding Mr. Cote’s compensation represented in this table, please refer to the Compensation Discussion and Analysis section in the Company’s proxy statement for Fiscal 2022.

Peer Group Issuers, Footnote [Text Block]
(5)
Peer group total shareholder return represents the total shareholder return of the PureFunds ISE Cyber Security ETF Index, a published industry index which we present in the stock performance graph required by Item 201(e) of Regulation S-K included in our annual report on Form 10-K for Fiscal 2023.

Adjustment To PEO Compensation, Footnote [Text Block]
(9)	Adjustments to stock awards for each vesting date are calculated based on the following:
•	for time-based RSUs, the closing price of the Class A common stock on the trade date immediately preceding the vesting date as reported on Nasdaq;
•
for performance-based RSUs, the closing price of the Class A common stock on the trade date immediately preceding the vesting date as reported on Nasdaq and the related realized performance modifier; and

•	for stock options, a Black-Scholes valuation based on the closing price of the Class A common stock on the trade date immediately preceding the vesting date as reported on Nasdaq.
Fiscal Year (see footnotes 1, 2, 3, 7, 8 and 9 to the table above for more information)	Fiscal 2023 for First PEO $	Fiscal 2022 for First PEO $	Fiscal 2022 for Second PEO $	Fiscal 2021 for Second PEO $
PEO
SCT total compensation ($)	6,597,910	10,359,440	8,823,750	7,048,587
Less: stock award values reported in SCT for the covered year ($)	(5,521,546)	(9,538,959)	(7,535,134)	(5,863,643)
Plus: fair value for stock awards granted in the covered year ($)	4,029,051	5,893,726	5,607,078	6,458,671
Change in fair value of outstanding unvested stock awards from prior years ($)	(1,980,480)	43,212	84,507	(892,154)
Change in fair value of stock awards from prior years that vested in the covered year ($)	(324,486)	293,754	1,648	(1,417,742)
Compensation actually paid ($)	2,800,449	7,051,173	6,981,849	5,333,719

Non-PEO NEO Average Total Compensation Amount			$ 3,142,217	$ 4,126,958	$ 2,774,798
Non-PEO NEO Average Compensation Actually Paid Amount			$ 854,253	2,804,394	2,806,470
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(9)	Adjustments to stock awards for each vesting date are calculated based on the following:
•	for time-based RSUs, the closing price of the Class A common stock on the trade date immediately preceding the vesting date as reported on Nasdaq;
•
for performance-based RSUs, the closing price of the Class A common stock on the trade date immediately preceding the vesting date as reported on Nasdaq and the related realized performance modifier; and

•	for stock options, a Black-Scholes valuation based on the closing price of the Class A common stock on the trade date immediately preceding the vesting date as reported on Nasdaq.
Fiscal Year (see footnotes 1, 2, 3, 7, 8 and 9 to the table above for more information)	Average Fiscal 2023	Average Fiscal 2022	Average Fiscal 2021
Non-PEO NEOs
SCT total compensation ($)	3,142,217	4,126,958	2,774,798
Less: stock award values reported in SCT for the covered year ($)	(2,396,613)	(3,442,492)	(2,032,731)
Plus: fair value for stock awards granted in the covered year ($)	1,560,544	1,938,494	2,566,690
Change in fair value of outstanding unvested stock awards from prior years ($)	(1,057,880)	47,886	251,293
Change in fair value of stock awards from prior years that vested in the covered year ($)	(394,015)	133,548	(250,994)
Compensation actually paid ($)	854,253	2,804,394	2,806,470

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid to our PEO and Pay Versus Performance Measures
The following chart shows the compensation actually paid to our PEO in relation to our TSR for each fiscal year presented, as well as our TSR compared to our peer group TSR for each such fiscal year.

Average Compensation Actually Paid to our Non-PEO NEOs and Pay Versus Performance Measures
The following chart shows the average compensation actually paid to our PEO NEOs in relation to our TSR for each fiscal year presented, as well as our TSR compared to our peer group TSR for each such fiscal year.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid to our PEO and Pay Versus Performance Measures
The following chart shows the compensation actually paid to our PEO in relation to our GAAP net income and Taegis ARR for each fiscal year presented.

Average Compensation Actually Paid to our Non-PEO NEOs and Pay Versus Performance Measures
The following chart shows the average compensation actually paid to our non-PEO NEOs in relation to our GAAP net income and Taegis ARR for each fiscal year presented.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid to our PEO and Pay Versus Performance Measures
The following chart shows the compensation actually paid to our PEO in relation to our GAAP net income and Taegis ARR for each fiscal year presented.

Average Compensation Actually Paid to our Non-PEO NEOs and Pay Versus Performance Measures
The following chart shows the average compensation actually paid to our non-PEO NEOs in relation to our GAAP net income and Taegis ARR for each fiscal year presented.

Total Shareholder Return Vs Peer Group [Text Block]
Compensation Actually Paid to our PEO and Pay Versus Performance Measures
The following chart shows the compensation actually paid to our PEO in relation to our TSR for each fiscal year presented, as well as our TSR compared to our peer group TSR for each such fiscal year.

Average Compensation Actually Paid to our Non-PEO NEOs and Pay Versus Performance Measures
The following chart shows the average compensation actually paid to our PEO NEOs in relation to our TSR for each fiscal year presented, as well as our TSR compared to our peer group TSR for each such fiscal year.

Tabular List [Table Text Block]
Most Important Financial Performance Measures
We set forth below the two financial performance measures that represent the most important measures used to link compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs (as calculated in accordance with Item 402(v) of Regulation S-K) to Company performance for Fiscal 2023. Pursuant to Item 402(v)(6)(ii), we are only disclosing two financial performance measures because these two measures were the only ones used by the Company to link compensation actually paid to our named executive officers to Company performance for Fiscal 2023.
Taegis Annual Recurring Revenue
Taegis Annual Contract Value
As discussed in our “Compensation Discussion and Analysis,” these measures were used to evaluate the performance of our NEOs under our incentive plans and to incentivize the NEOs to increase long-term value for our stockholders in line with the Company’s strategic business model shift to a business centered on the Company’s Taegis software security platform.

Total Shareholder Return Amount			$ 54.16	89.45	87.98
Peer Group Total Shareholder Return Amount			110.24	124.92	140.25
Net Income (Loss)			$ (114,500,000)	$ (39,790,000)	$ (21,900,000)
Company Selected Measure Amount			261,000,000	165,000,000	55,000,000
PEO Name	Wendy K. Thomas	Michael R. Cote	Wendy K. Thomas		Michael R. Cote
Additional 402(v) Disclosure [Text Block]
Discussion of Information Presented in Pay Versus Performance Table
While the Company utilizes several performance measures to align executive compensation with Company performance, all of the Company’s measures are not presented in the pay versus performance table. Moreover, the Company seeks to incentivize long-term performance in alignment with the Company’s strategic transformation from a services organization to a business primarily focused on selling its subscription-based Taegis security software platform. Therefore, the Company’s performance measures do not specifically align with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular fiscal year.
We provide information below about the relationship between the compensation actually paid to our PEO and average compensation actually paid to our non-PEO NEOs for the covered years as shown in the pay versus performance table above and:
•	our cumulative TSR;
•	our net loss; and
•	our Taegis ARR.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Taegis Annual Recurring Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Taegis Annual Contract Value
Wendy K. Thomas [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 6,597,910	$ 10,359,440
PEO Actually Paid Compensation Amount			2,800,449	7,051,173
Michael R. Cote [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				8,823,750	$ 7,048,587
PEO Actually Paid Compensation Amount				6,981,849	5,333,719
PEO [Member] | Wendy K. Thomas [Member] | Stock Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(5,521,546)	(9,538,959)
PEO [Member] | Wendy K. Thomas [Member] | Fair Value for Stock Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			4,029,051	5,893,726
PEO [Member] | Wendy K. Thomas [Member] | Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,980,480)	43,212
PEO [Member] | Wendy K. Thomas [Member] | Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(324,486)	293,754
PEO [Member] | Michael R. Cote [Member] | Stock Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(7,535,134)	(5,863,643)
PEO [Member] | Michael R. Cote [Member] | Fair Value for Stock Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				5,607,078	6,458,671
PEO [Member] | Michael R. Cote [Member] | Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				84,507	(892,154)
PEO [Member] | Michael R. Cote [Member] | Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				1,648	(1,417,742)
Non-PEO NEO [Member] | Stock Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,396,613)	(3,442,492)	(2,032,731)
Non-PEO NEO [Member] | Fair Value for Stock Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,560,544	1,938,494	2,566,690
Non-PEO NEO [Member] | Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,057,880)	47,886	251,293
Non-PEO NEO [Member] | Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (394,015)	$ 133,548	$ (250,994)